Leases	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Leases
(5)
Leases

(a)
Lessor

The Company’s lease rental income for the three and nine months ended September 30, 2023 and 2022 were as follows:

	Three Months Ended September 30,
	2023			2022
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$139,373	$10,043	$149,416	$149,729	$11,801	$161,530
Interest income on net investment in finance leases	26,295	—	26,295	26,842	—	26,842
Interest income on container leaseback financing receivable	13,238	—	13,238	12,216	—	12,216
Variable lease revenue	3,186	362	3,548	4,043	521	4,564
Total lease rental income	$182,092	$10,405	$192,497	$192,830	$12,322	$205,152

	Nine Months Ended September 30,
	2023			2022
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$420,501	$30,574	$451,075	$448,053	$36,502	$484,555
Interest income on net investment in finance leases	78,807	—	78,807	81,402	—	81,402
Interest income on container leaseback financing receivable	36,903	—	36,903	29,968	—	29,968
Variable lease revenue	11,142	1,634	12,776	10,038	1,139	11,177
Total lease rental income	$547,353	$32,208	$579,561	$569,461	$37,641	$607,102

Variable lease revenue includes other charges set forth in the leases, such as handling fees, pick-up and drop-off charges and charges for damage protection plan.

For finance leases, the net selling gain (loss) recognized at lease commencement, representing the difference between the estimated fair value of containers placed on these leases and their net book value, in the amount of $(6) and $168 for the three months ended September 30, 2023 and 2022, respectively, and $(131) and $1,340 for the nine months ended September 30, 2023 and 2022, respectively, were included in “gain on sale of owned fleet containers, net” in the condensed consolidated statements of operations.

Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Future minimum lease payments receivable	$2,380,340	$2,487,365
Residual value of containers	46,960	47,686
Less: unearned income	(664,574)	(713,736)
Net investment in finance leases (1)	1,762,726	1,821,315
Less: Allowance for credit losses	(843)	(1,279)
Net investment in finance leases, net (2)	$1,761,883	$1,820,036
Amounts due within one year	132,824	130,913
Amounts due beyond one year	1,629,059	1,689,123
Net investment in finance leases, net	$1,761,883	$1,820,036

(1)
One major customer represented 82.2% and 80.8% of the Company’s finance leases portfolio as of September 30, 2023 and December 31, 2022, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.

(2)
As of September 30, 2023 and December 31, 2022, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,533,656 and $1,659,155, respectively, and was measured using Level 2 inputs.

Container Leaseback Financing Receivable

The Company’s container leaseback financing receivable pertains to containers purchased that were leased back to the seller-lessees through a sales-type leaseback arrangement that are accounted for as financing transactions.

The following table represents the components of the container leaseback financing receivable as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Future minimum payments receivable	$1,266,662	$1,179,515
Less: unearned income	(388,724)	(354,769)
Container leaseback financing receivable (1)	877,938	824,746
Less: Allowance for credit losses	(50)	(114)
Container leaseback financing receivable, net (2)	$877,888	$824,632
Amounts due within one year	57,812	53,652
Amounts due beyond one year	820,076	770,980
Container leaseback financing receivable, net	$877,888	$824,632

(1)
One major customer represented 98.5% and 97.4% of the Company’s container leaseback financing receivable portfolio as of September 30, 2023 and December 31, 2022, respectively.

(2)
As of September 30, 2023 and December 31, 2022, the fair value of container leaseback financing receivable (including the short-term balance) was approximately $743,676 and $732,951, respectively, and was measured using Level 2 inputs.

(b)
Lessee

Right-of-use (“ROU”) lease assets and lease liabilities are recognized for the Company’s office space leases at the commencement date based on the present value of lease payments over the lease term. As of September 30, 2023 and December 31, 2022, ROU operating lease assets amounted to $5,999 and $7,299, respectively, which were reported in “other assets” in the condensed consolidated balance sheets. As of September 30, 2023 and December 31, 2022, total lease liabilities amounted to $7,572 and $9,112, respectively, which were reported in “other liabilities” in the condensed consolidated balance sheets. Operating lease expense amounted to $590 and $576 for the three months ended September 30, 2023 and 2022, respectively, and $1,764 and $1,726 for the nine months ended September 30, 2023 and 2022, respectively.